Cover Page	12 Months Ended
Dec. 31, 2020 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Annual Report	true
Document Transition Report	false
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Entity Registrant Name	VIPSHOP HOLDINGS LIMITED
Entity Central Index Key	0001529192
Document Period End Date	Dec. 31, 2020
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity File Number	001-35454
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	128 Dingxin Road
Entity Address, City or Town	Guangzhou
Entity Address, Postal Zip Code	510220
Entity Interactive Data Current	Yes
Entity Address, Country	CN
Title of 12(b) Security	American depositary shares
Trading Symbol	VIPS
Security Exchange Name	NYSE
Document Registration Statement	false
Document Accounting Standard	U.S. GAAP
Document Shell Company Report	false
ICFR Auditor Attestation Flag	true
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	Vipshop Holdings Limited
Entity Address, Address Line Two	128 Dingxin Road
Entity Address, City or Town	Guangzhou
Entity Address, Postal Zip Code	510220
Entity Address, Country	CN
Contact Personnel Name	David Cui
Local Phone Number	2233-0025
City Area Code	20
Class A ordinary shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	119,223,484
Class B ordinary shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	16,510,358